Business Combinations - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014
Minimum [Member]
Business Acquisition [Line Items]
Identifiable intangible assets, estimated useful lives	2 years
Maximum [Member]
Business Acquisition [Line Items]
Identifiable intangible assets, estimated useful lives	13 years